Earnings per share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Schedule of earnings per share

	2024	2023	2022
Result for the period (in USD)	870,829,138	858,026,940	203,251,347
Weighted average number of ordinary shares	196,041,579	201,901,743	201,747,963
Basic earnings per share (in USD)	4.44	4.25	1.01

(in shares)	Shares issued	Treasury shares	Shares outstanding	Weighted number of shares
On issue at January 1, 2022	220,024,713	18,346,732	201,677,981	201,677,981
Issuance of shares	—	—	—	—
Purchases of treasury shares	—	—	—	—
Withdrawal of treasury shares	—	—	—	—
Transfer of treasury shares	—	(105,551)	105,551	69,982
On issue at December 31, 2022	220,024,713	18,241,181	201,783,532	201,747,963

On issue at January 1, 2023	220,024,713	18,241,181	201,783,532	201,783,532
Issuance of shares	—	—	—	—
Purchases of treasury shares	—	—	—	—
Withdrawal of treasury shares	—	—	—	—
Transfer of treasury shares	—	(450,465)	450,465	118,211
On issue at December 31, 2023	220,024,713	17,790,716	202,233,997	201,901,743

On issue at January 1, 2024	220,024,713	17,790,716	202,233,997	202,233,997
Issuance of shares	—	—	—	—
Purchases of treasury shares	—	—	—	—
Withdrawal of treasury shares	—	—	—	—
Transfer of treasury shares	—	8,017,162	(8,017,162)	(6,192,418)
On issue at December 31, 2024	220,024,713	25,807,878	194,216,835	196,041,579
The table below shows the potential weighted number of shares that could be created if all stock options and restricted stock units were to be converted into ordinary shares.

(in shares)	2024	2023	2022
Weighted average of ordinary shares outstanding (basic)	196,041,579	201,901,743	201,747,963

Effect of Share-based Payment arrangements	—	—	246,254

Weighted average number of ordinary shares (diluted)	196,041,579	201,901,743	201,994,217